Fair Value Measurements - Fair value hierarchy (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 9,646,063,039	$ 8,459,934,366
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,181,857,888	992,331,955
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	886,114,575	765,949,371
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	24,377,191	15,180,388
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	271,366,122	211,202,196
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,181,857,888	992,331,955
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	886,114,575	765,949,371
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	24,377,191	15,180,388
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	271,366,122	211,202,196
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 8,464,205,151	$ 7,467,602,411